Organization And Basis Of Presentation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Organization And Basis Of Presentation

NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION

MEDL Mobile Holdings, Inc. (the “Registrant”) through its wholly owned subsidiary, MEDL Mobile, Inc. (“MEDL” and together with the Registrant, “we”, “our”, “us”, or the “Company”) is a developer, incubator, marketer and aggregator of mobile application software, or “Apps”.

The Registrant, formerly known as Resume in Minutes, Inc. was incorporated in Nevada on May 22, 2008.  On June 24, 2011, the Registrant completed a share exchange with MEDL, a California corporation incorporated on March 4, 2009, and the shareholders of MEDL (the “MEDL Shareholders”) according to which the MEDL Shareholders transferred all of the issued and outstanding capital stock of MEDL to the Registrant in exchange for the issuance to the MEDL Shareholders of an aggregate of 20,000,000 shares of common stock of the Registrant.  As a result of the share exchange, MEDL became a wholly owned subsidiary of the Registrant and the business of MEDL became the sole line of business of the Registrant.

The share exchange was accounted for as a reverse-merger and recapitalization. MEDL is the acquirer for financial reporting purposes and MEDL Mobile Holdings, Inc. is the acquired company. Consequently, the assets and liabilities and the operations reflected in the historical financial statements prior to the share exchange are those of MEDL and recorded at the historical cost basis of MEDL, and the consolidated financial statements after completion of the share exchange include the assets and liabilities of the Registrant and MEDL, historical operations of MEDL and operations of Registrant from the closing date of the share exchange.